Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area [Line Items]
Total revenues	$ 653,036	$ 742,125	$ 200,797
China [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area [Line Items]
Total revenues	176,262	94,637	161,832
United States [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregate the company's revenue geographic area [Line Items]
Total revenues	$ 476,774	$ 647,488	$ 38,965